Income Taxes - Schedule of Net Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
NOL carryforwards – Israel (at 23%)	$ 29,799	$ 29,247	$ 27,258
NOL carryforwards – U.S. (at 21%)			3
Total gross deferred tax asset	29,799	29,247	27,261
Valuation Allowance	(29,799)	(29,247)	(27,261)
Net Deferred Tax Asset